united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

1055 Maitland Center Commons, Maitland, FL 32751

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-846-7526

Date of fiscal year end: 9/30

Date of reporting period: 12/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedule of Investments | Aggressive Growth
As of December 31, 2016 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 97.1%
	AEROSPACE/DEFENSE - 0.4%
1,125	HEICO Corp.	$86,794

	AIRLINES - 1.5%
5,650	Spirit Airlines, Inc. *	326,909

	BANKS - 8.1%
3,300	Bank of the Ozarks, Inc.	173,547
80,125	First Bancorp. *	529,626
12,965	Popular, Inc.	568,126
2,849	Webster Financial Corp.	154,644
6,686	Western Alliance Bancorp *	325,675
		1,751,618
	BIOTECHNOLOGY - 4.4%
2,490	Alder Biopharmaceuticals, Inc. *	51,792
465	Alexion Pharmaceuticals, Inc. *	56,893
3,910	BioMarin Pharmaceutical, Inc. *	323,904
515	Bluebird Bio, Inc. *	31,776
3,414	Charles River Laboratories International, Inc. *	260,113
730	Incyte Corp. *	73,197
2,210	Sage Therapeutics, Inc. *	112,843
550	Vertex Pharmaceuticals, Inc. *	40,519
		951,037
	BUILDING MATERIALS - 0.3%
1,165	Apogee Enterprises, Inc.	62,397

	CHEMICALS - 0.3%
5,625	Kronos Worldwide, Inc.	67,162

	COMMERCIAL SERVICES - 6.9%
4,915	Cardtronics PLC - Cl. A *	268,212
5,135	Cross Country Healthcare, Inc. *	80,157
30	FTI Consulting Inc. *	1,352
2,520	Grand Canyon Education, Inc. *	147,294
3,960	INC Research Holdings, Inc. - Cl. A *	208,296
40,682	Information Services Group, Inc. *	148,082
6,510	KAR Auction Services, Inc.	277,456
8,615	On Assignment, Inc. *	380,438
		1,511,287
	COMPUTERS - 4.6%
12,660	Electronics For Imaging, Inc. *	555,268
2,085	Fortinet, Inc. *	62,800
6,000	Mercury Systems, Inc. *	181,320
7,353	WNS Holdings Ltd. (ADR) *	202,575
		1,001,963
	DISTRIBUTION/WHOLESALE - 1.5%
14,340	H&E Equipment Services, Inc.	333,405

	DIVERSIFIED FINANCIAL SERVICES - 4.1%
7,070	SEI Investments Co.	348,975
29,230	SLM Corp. *	322,115
3,125	WageWorks, Inc. *	226,563
		897,653
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.0%
5,115	Belden, Inc.	382,449
825	Universal Display Corp. *	46,448
		428,897
	ELECTRONICS - 1.2%
1,970	Avnet, Inc.	93,792
5,155	Trimble, Inc. *	155,423
		249,215

Schedule of Investments | Aggressive Growth
As of December 31, 2016 (Unaudited) (Continued)

Shares		Fair Value

	ENTERTAINMENT - 0.8%
1,095	Vail Resorts, Inc.	$176,634

	HEALTHCARE - PRODUCTS - 6.5%
2,680	Bruker Corp.	56,762
2,185	Edwards Lifesciences Corp. *	204,735
195	Intuitive Surgical, Inc. *	123,663
5,400	Masimo Corp. *	363,960
1,970	NuVasive, Inc. *	132,699
5,775	NxStage Medical, Inc. *	151,363
7,480	Spectranetics Corp. *	183,260
795	Teleflex, Inc.	128,114
2,995	Wright Medical Group NV *	68,825
		1,413,381
	HEALTHCARE - SERVICES - 2.6%
1,155	Almost Family, Inc. *	50,935
1,985	Amedisys, Inc. *	84,621
4,665	Centene Corp. *	263,619
3,210	Molina Healthcare, Inc. *	174,175
		573,350
	HOME BUILDERS - 1.6%
11,085	Toll Brothers, Inc. *	343,635

	INSURANCE - 7.8%
24,990	Assured Guaranty Ltd.	943,872
38,530	Radian Group, Inc.	692,769
1,645	XL Group Ltd.	61,293
		1,697,934
	INTERNET - 2.6%
8,485	8X8, Inc. *	121,335
1,190	Palo Alto Networks, Inc. *	148,809
4,195	Proofpoint, Inc. *	296,377
		566,521
	LEISURE TIME - 2.3%
9,297	Brunswick Corp.	507,058

	MACHINERY - DIVERSIFIED - 1.4%
2,320	Middleby Corp. *	298,839

	METAL FABRICATE/HARDWARE - 0.8%
7,755	Atkore International Group, Inc. *	185,422

	OIL & GAS - 6.3%
735	Concho Resources, Inc. *	97,461
4,180	Diamondback Energy, Inc. *	422,431
17,440	Matador Resources Co. *	449,254
12,515	Patterson-UTI Energy, Inc.	336,904
1,935	SM Energy Co.	66,719
		1,372,769
	OIL & GAS SERVICES - 0.9%
10,375	RPC, Inc.	205,529

	PHARMACEUTICALS - 4.9%
1,535	Aerie Pharmaceuticals, Inc. *	58,100
3,285	CoLucid Pharmaceuticals, Inc. *	119,574
1,260	Eagle Pharmaceuticals, Inc. *	99,968
655	GW Pharmaceuticals PLC (ADR) *	73,196
4,568	Neurocrihne Biosciences, Inc. *	176,782
865	TESARO, Inc. *	116,325
6,010	VCA, Inc. *	412,587
		1,056,532

Schedule of Investments | Aggressive Growth
As of December 31, 2016 (Unaudited) (Continued)

Shares		Fair Value

	RETAIL - 6.9%
380	Buffalo Wild Wings, Inc. *	$58,672
4,210	Burlington Stores, Inc. *	356,798
2,280	Dick’s Sporting Goods, Inc.	121,068
2,615	Fiesta Restaurant Group, Inc. *	78,058
1,765	Five Below, Inc. *	70,529
5,870	Francesca’s Holdings Corp. *	105,836
5,650	Kate Spade & Co. *	105,485
580	O’Reilly Automotive, Inc. *	161,478
755	Panera Bread Co. - Cl. A *	154,843
2,790	Sonic Corp.	73,963
3,115	Texas Roadhouse, Inc.	150,268
735	Tractor Supply Co.	55,720
		1,492,718
	SEMICONDUCTORS - 6.6%
6,030	Brooks Automation, Inc.	102,932
9,540	Cavium, Inc. *	595,678
10,590	FormFactor, Inc. *	118,608
815	Lam Research Corp.	86,170
5,440	Monolithic Power System, Inc.	445,699
1,595	Qorvo, Inc. *	84,104
		1,433,191
	SOFTWARE - 8.2%
8,565	Callidus Software, Inc. *	143,892
3,205	Fidelity National Information Services, Inc.	242,426
9,055	Manhattan Associates, Inc. *	480,187
1,455	Paycom Software, Inc. *	66,188
12,685	PTC, Inc. *	586,935
3,590	ServiceNow, Inc. *	266,881
		1,786,509
	TELECOMMUNICATIONS - 1.6%
2,765	LogMeIn, Inc.	266,961
1,235	Nice Ltd. (ADR)	84,919
		351,880

	TOTAL COMMON STOCK (Cost $18,652,114)	21,130,239

	MASTER LIMITED PARTNERSHIPS - 1.4%
7,655	Lazard Ltd. - Cl. A (Cost $324,516)	314,544

	REITs - 0.8%
805	CyrusOne, Inc.
355	Equinix, Inc.	36,008
	TOTAL REITs (Cost $169,754)	126,880
		162,888
	MONEY MARKET FUND - 1.1%
249,466	Fidelity Institutional Money Market Funds - Government Portfolio, 0.39% (A) (Cost $249,466)	249,466

	TOTAL INVESTMENTS - 100.4% (Cost $19,395,850) (B)	$21,857,137
	OTHER ASSETS LESS LIABILITIES - NET - (0.4)%	(96,137)
	NET ASSETS - 100.0%	$21,761,000

*	Non-income producing securities.

ADR - American Depositary Receipt.

REITs - Real Estate Investment Trust.

(A)	Variable rate security; the rate shown represents the yield at December 31, 2016.

(B)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $19,682,055 and differs from fair value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$2,847,238
Unrealized depreciation	(672,156)
Net unrealized appreciation	$2,175,082

Schedule of Investments | International
As of December 31, 2016 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 89.2%
	AIRLINES - 1.5%
73,100	Japan Airlines Co. Ltd. (ADR)	$1,061,266

	AUTO PARTS & EQUIPMENT - 8.0%
37,400	Continental AG (ADR)	1,439,900
52,000	Magna International, Inc.	2,256,800
73,100	Valeo SA (ADR)	2,090,660
		5,787,360
	BANKS - 9.2%
10,500	Banco Macro SA - Cl. B (ADR)	675,675
37,739	DBS Group Holdings Ltd. (ADR)	1,801,849
5,400	DNB ASA (ADR)	803,520
50,200	KBC Group NV (ADR)	1,555,573
224,000	Mizuho Financial Group, Inc. (ADR)	804,160
41,100	Swedbank AB (ADR)	992,565
		6,633,342
	BUILDING MATERIALS - 2.7%
130,000	Asahi Glass Co. Ltd. (ADR)	880,100
133,000	Cemex SAB de CV (ADR) *	1,067,990
		1,948,090
	CHEMICALS - 2.1%
15,100	Arkema SA (ADR)	1,475,270

	COMMERCIAL SERVICES - 1.2%
21,000	AerCap Holdings NV *	873,810

	DIVERSIFIED FINANCIAL SERVICES - 6.1%
175,500	Daiwa Securities Group, Inc. (ADR)	1,074,060
42,800	ORIX Corp. (ADR)	3,331,124
		4,405,184
	ELECTRIC - 0.6%
47,900	Power Assets Holdings Ltd. (ADR)	418,646

	ELECTRONICS - 1.3%
27,400	Orbotech Ltd. *	915,434

	ENGINEERING & CONSTRUCTION - 2.8%
120,000	Vinci SA (ADR)	2,036,400

	FOOD - 6.9%
132,800	Cencosud SA (ADR)	1,115,520
243,000	First Pacific Co. Ltd. (ADR)	840,780
14,000	Kerry Group PLC (ADR)	1,000,160
109,800	Marine Harvest ASA (ADR)	1,990,674
		4,947,134
	HAND/MACHINE TOOLS - 1.8%
71,650	Techtronic Industries Co. (ADR)	1,287,550

	HEALTHCARE - PRODUCTS - 3.6%
87,000	Smith & Nephew PLC (ADR)	2,616,960

	HEALTHCARE - SERVICES - 3.8%
65,000	Fresenius Medical Care AG & Co. (ADR)	2,743,650

	HOME BUILDERS - 1.1%
46,000	Sekisui House Ltd. (ADR)	763,600

	INSURANCE - 6.2%
48,300	Ageas (ADR)	1,910,989
60,200	Muenchener Rueckversicherungs AG (ADR)	1,133,566
51,900	Zurich Insurance Group AG (ADR)	1,430,883
		4,475,438

Schedule of Investments | International
As of December 31, 2016 (Unaudited) (Continued)

Shares		Fair Value

	INTERNET - 1.5%
44,000	Tencent Holdings Ltd. (ADR)	$1,065,680

	MACHINERY-CONSTRUCTION&MINING - 1.7%
46,000	Atlas Copco AB (ADR)	1,260,492

	MINING - 0.5%
10,000	Rio Tinto PLC (ADR)	384,600

	MISCELLANEOUS MANUFACTURING - 1.9%
35,538	FUJIFILM Holdings Corp. (ADR)	1,345,113

	OIL & GAS - 4.8%
49,100	Eni SpA (ADR)	1,582,984
102,500	Statoil ASA (ADR)	1,869,600
		3,452,584
	OIL & GAS SERVICES - 1.2%
47,700	Technip SA (ADR)	850,014

	PHARMACEUTICALS - 6.5%
103,000	Ipsen SA (ADR)	1,857,090
16,700	Shire PLC (ADR)	2,845,346
		4,702,436
	RETAIL - 1.0%
83,600	Kingfisher PLC (ADR)	714,780

	SEMICONDUCTORS - 2.3%
17,100	NXP Semiconductors NV *	1,675,971

	SOFTWARE - 3.2%
22,000	Amadeus IT Holdings SA (ADR)	1,006,060
21,470	Open Text Corp.	1,327,061
		2,333,121
	TELECOMMUNICATIONS - 3.0%
51,000	Nippon Telegraph & Telephone Corp. (ADR)	2,145,570

	TRANSPORTATION - 1.0%
5,000	Canadian Pacific Railway Ltd.	713,850

	WATER - 1.7%
139,000	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	1,206,520

	TOTAL COMMON STOCK (Cost $55,537,715)	64,239,865

	MONEY MARKET FUND - 10.9%
7,830,000	Fidelity Institutional Money Market Funds - Government Portfolio, 0.39% (A) (Cost $7,830,000)	7,830,000

	TOTAL INVESTMENTS - 100.1% (Cost $63,367,715) (B)	$72,069,865
	OTHER ASSETS LESS LIABILITIES - NET - (0.1)%	(43,742)
	NET ASSETS - 100.0%	$72,026,123

*	Non-income producing securities.

(ADR) American Depositary Receipt.

(A)	Variable rate security; the rate shown represents the yield at December 31, 2016.

(B)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $64,366,423 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$9,646,989
Unrealized depreciation	(1,943,547)
Net unrealized appreciation	$7,703,442

Schedule of Investments | International
As of December 31, 2016 (Unaudited) (Continued)

Diversification of Assets

Country	% of Net Assets
Japan	15.8%
France	11.5%
Germany	7.4%
Norway	6.5%
Canada	6.0%
Britain	5.2%
Belgium	4.8%
United States	3.9%
Hong Kong	3.5%
Sweden	3.1%
Ireland	2.6%
Singapore	2.5%
Netherlands	2.3%
Italy	2.2%
Switzerland	2.0%
Brazil	1.7%
Chile	1.6%
Mexico	1.5%
China	1.5%
Spain	1.4%
Israel	1.3%
Argentina	0.9%
Total	89.2%
Money Market Fund	10.9%
Other Assets Less Liabilities - Net	(0.1)%
Grand Total	100.0%

Schedule of Investments | Large/Mid Cap Growth
As of December 31, 2016 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 89.9%
	AEROSPACE/DEFENSE - 2.8%
10,835	General Dynamics Corp.	$1,870,771

	APPAREL - 2.2%
27,900	VF Corp.	1,488,465

	BANKS - 3.4%
8,600	Bank of the Ozarks, Inc.	452,274
18,627	Popular, Inc.	816,235
1,885	SVB Financial Group *	323,579
3,056	Webster Financial Corp.	165,880
9,875	Western Alliance Bancorp. *	481,011
		2,238,979
	BIOTECHNOLOGY - 6.0%
900	Alexion Pharmaceuticals, Inc. *	110,115
7,970	BioMarin Pharmaceutical, Inc. *	660,235
21,010	Celgene Corp. *	2,431,908
5,217	Charles River Laboratories International, Inc. *	397,483
1,550	Incyte Corp. *	155,419
3,300	Sage Therapeutics, Inc. *	168,498
1,035	Vertex Pharmaceuticals, Inc. *	76,248
		3,999,906
	CHEMICALS - 4.5%
9,575	LyondellBasell Industries NV	821,344
18,810	Praxair, Inc.	2,204,344
		3,025,688
	COMMERCIAL SERVICES - 1.2%
7,750	INC Research Holdings, Inc. *	407,650
6,331	KAR Auction Services, Inc.	269,827
910	MarketAxess Holdings, Inc.	133,697
		811,174
	COMPUTERS - 3.3%
17,775	Check Point Software Technologies Ltd. *	1,501,277
7,320	Electronics for Imaging, Inc. *	321,055
2,990	Fortinet, Inc. *	90,059
9,950	Mercury Systems, Inc. *	300,689
		2,213,080
	DIVERSIFIED FINANCIAL SERVICES - 1.7%
1,395	CME Group, Inc. - Cl. A	160,913
11,058	SEI Investments Co.	545,823
36,855	SLM Corp. *	406,142
		1,112,878
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
4,825	Belden, Inc.	360,765

	ELECTRONICS - 8.4%
25,615	Amphenol Corp. - Cl. A	1,721,328
3,260	Avnet, Inc.	155,209
19,575	Honeywell International, Inc.	2,267,764
16,445	TE Connectivity Ltd.	1,139,310
10,365	Trimble, Inc. *	312,505
		5,596,116
	ENTERTAINMENT - 0.9%
3,625	Vail Resorts, Inc.	584,749

	FOOD - 8.4%
30,385	Hain Celestial Group, Inc. *	1,185,927
16,995	JM Smucker Co.	2,176,380
23,650	McCormick & Co., Inc.	2,207,255
		5,569,562
	HEALTHCARE - PRODUCTS - 2.3%
4,125	Edwards Lifesciences Corp. *	386,512
420	Intuitive Surgical, Inc. *	266,351
6,850	Masimo Corp. *	461,690
2,515	Teleflex, Inc.	405,292
		1,519,845

Schedule of Investments | Large/Mid Cap Growth
As of December 31, 2016 (Unaudited) (Continued)

Shares		Fair Value

	HEALTHCARE - SERVICES - 0.4%
4,187	Centene Corp. *	$236,607

	HOME BUILDERS - 1.0%
20,990	Toll Brothers, Inc. *	650,690

	INSURANCE - 2.7%
29,335	Assured Guaranty, Ltd.	1,107,983
30,855	Radian Group, Inc.	554,773
3,465	XL Group Ltd.	129,106
		1,791,862
	INTERNET - 0.8%
13,025	8x8, Inc. *	186,257
2,540	Palo Alto Networks, Inc. *	317,627
		503,884
	LEISURE TIME - 0.8%
9,620	Brunswick Corp.	524,675

	MACHINERY - DIVERSIFIED - 0.5%
2,487	Middleby Corp. *	320,350

	OIL & GAS - 3.5%
1,520	Concho Resources, Inc. *	201,552
19,600	ConocoPhillips	982,744
5,250	Diamondback Energy, Inc. *	530,565
14,400	Patterson-UTI Energy, Inc.	387,648
7,685	SM Energy Co.	264,979
		2,367,488
	OIL & GAS SERVICES- 0.8%
19,225	RPC, Inc.	380,847
8,272	Superior Energy Services, Inc.	139,631
		520,478
	PACKAGING & CONTAINERS - 0.6%
5,675	Ball Corp.	426,022

	PHARMACEUTICALS - 5.9%
29,395	AbbVie, Inc.	1,840,715
18,960	Express Scripts Holding Co. *	1,304,258
5,716	Neurocrine Biosciences, Inc. *	221,209
8,075	VCA, Inc. *	554,349
		3,920,531
	RETAIL - 15.3%
3,230	AutoZone, Inc. *	2,551,022
1,075	Buffalo Wild Wings, Inc. *	165,980
5,965	Burlington Stores, Inc. *	505,534
12,710	Costco Wholesale Corp.	2,034,998
4,465	Dick’s Sporting Goods, Inc.	237,091
15,385	Foot Locker, Inc.	1,090,643
32,950	Lowe’s Cos, Inc.	2,343,404
1,505	O’Reilly Automotive, Inc. *	419,007
1,565	Panera Bread Co. - Cl. A *	320,966
5,225	Texas Roadhouse, Inc.	252,054
3,490	Tractor Supply Co.	264,577
		10,185,276
	SEMICONDUCTORS - 7.8%
9,210	Cavium, Inc. *	575,072
1,375	Lam Research Corp.	145,379
38,300	Maxim Integrated Products, Inc.	1,477,231
5,225	Monolithic Power Systems, Inc.	428,084
21,400	NVIDIA Corp.	2,284,236
5,890	Qorvo, Inc. *	310,580
		5,220,582

Schedule of Investments | Large/Mid Cap Growth
As of December 31, 2016 (Unaudited) (Continued)

Shares		Fair Value

	SOFTWARE - 3.4%
17,375	Callidus Software, Inc. *	$291,900
5,395	Fidelity National Information Services, Inc.	408,078
9,130	Manhattan Associates, Inc. *	484,164
12,185	PTC, Inc. *	563,800
6,935	ServiceNow, Inc. *	515,548
		2,263,490
	TELECOMMUNICATIONS - 0.8%
3,790	LogMeIn, Inc.	365,924
2,060	Nice Ltd. (ADR)	141,645
		507,569

	TOTAL COMMON STOCK (Cost $54,079,954)	59,831,482

	MASTER LIMITED PARTNERSHIPS - 1.0%
16,675	Lazard Ltd. - Cl. A (Cost $785,323)	685,176

	REITS - 0.3%
660	Equinix, Inc. (Cost $244,538)	235,890

	MONEY MARKET FUND - 8.8%
5,838,180	Fidelity Institutional Money Market Funds - Government Portfolio, 0.39% (A) (Cost $5,838,180)	5,838,180

	TOTAL INVESTMENTS - 100.0% (Cost $60,947,995)(B)	$66,590,728
	OTHER ASSETS LESS LIABILITIES - NET - 0.0%	(5,801)
	NET ASSETS - 100.0%	$66,584,927

*	Non-income producing securities.

REIT - Real Estate Investment Trust.

(A)	Variable rate security; the rate shown represents the yield at December 31, 2016.

(B)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $60,925,195 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$6,941,734
Unrealized depreciation	(1,276,201)
Net unrealized appreciation	$5,665,533

Schedule of Investments | Small Cap Value
As of December 31, 2016 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 83.1%
	AEROSPACE/DEFENSE - 4.0%
28,200	Esterline Technologies Corp. *	$2,515,440
48,300	Kaman Corp.	2,363,319
		4,878,759
	APPAREL - 1.9%
38,523	Oxford Industries, Inc.	2,316,388

	BANKS - 15.2%
44,717	Chemical Financial Corp.	2,422,320
57,108	Columbia Banking System, Inc.	2,551,585
69,800	Glacier Bancorp, Inc.	2,528,854
60,100	Great Western Bancorp, Inc.	2,619,759
135,644	Heritage Commerce Corp.	1,957,343
58,904	Legacy Texas Financial Group, Inc.	2,536,406
39,400	ServisFirst Bancshares, Inc.	1,475,136
36,954	Wintrust Financial Corp.	2,681,752
		18,773,155
	BUILDING MATERIALS - 7.4%
55,911	Apogee Enterprises, Inc.	2,994,593
111,741	Continental Building Products, Inc. *	2,581,217
51,600	Summit Materials, Inc. *	1,227,564
34,726	Trex Co., Inc. *	2,236,354
		9,039,728
	COMMERCIAL SERVICES - 2.0%
47,700	Carriage Services, Inc.	1,366,128
50,118	Kelly Services, Inc. - Cl. A	1,148,705
		2,514,833
	COMPUTERS - 1.0%
29,600	Electronics For Imaging, Inc. *	1,298,256

	ELECTRIC - 4.3%
41,600	ALLETE, Inc.	2,670,304
45,300	NorthWestern Corp.	2,576,211
		5,246,515
	ELECTRICAL COMPONENTS & EQUIPMENT - 3.1%
15,245	Littelfuse, Inc.	2,313,734
69,700	Novanta, Inc. *	1,463,700
		3,777,434
	ELECTRONICS - 0.9%
15,425	OSI Systems, Inc. *	1,174,151

	ENGINEERING & CONSTRUCTION - 2.0%
75,800	Comfort Systems USA, Inc.	2,524,140

	ENTERTAINMENT - 1.9%
64,333	International Speedway Corp.	2,367,454

	FOOD - 2.1%
19,063	J & J Snack Foods Corp.	2,543,576

	HEALTHCARE - PRODUCTS - 4.0%
53,481	CONMED Corp.	2,362,256
13,651	Integra LifeSciences Holdings Corp. *	1,171,119
50,873	Merit Medical Systems, Inc. *	1,348,135
		4,881,510
	INSURANCE - 5.2%
37,345	AMERISAFE, Inc.	2,328,461
70,029	Employers Holdings, Inc.	2,773,148
17,897	Safety Insurance Group, Inc.	1,319,009
		6,420,618

Schedule of Investments | Small Cap Value
As of December 31, 2016 (Unaudited) (Continued)

Shares		Fair Value

	LEISURE TIME - 1.6%
134,262	ClubCorp Holdings, Inc.	$1,926,660

	MACHINERY - 2.1%
17,462	Alamo Group, Inc.	1,328,858
42,443	Gorman-Rupp Co.	1,313,611
		2,642,469
	OFFICE FURNISHINGS - 4.4%
145,200	Interface, Inc.	2,693,460
95,715	Knoll, Inc.	2,673,320
		5,366,780
	OIL & GAS - 4.6%
177,300	Callon Petroleum Co. *	2,725,101
25,841	Centennial Resource Development, Inc. *	509,585
273,892	Synergy Resources Corp. *	2,440,378
		5,675,064
	OIL & GAS SERVICES - 1.1%
61,300	Matrix Service Co. *	1,391,510

	PACKAGING & CONTAINERS - 1.5%
81,390	KapStone Paper and Packaging Corp.	1,794,649

	RETAIL - 3.9%
25,300	Lithia Motors, Inc.	2,449,799
88,200	Sonic Corp.	2,338,182
		4,787,981
	SAVINGS & LOANS - 2.1%
71,423	Berkshire Hills Bancorp, Inc.	2,631,938

	SEMICONDUCTORS - 2.1%
43,300	MKS Instruments, Inc.	2,572,020

	SOFTWARE - 1.9%
70,021	Omnicell, Inc. *	2,373,712

	TRANSPORTATION - 1.8%
107,415	Heartland Express, Inc.	2,186,969

	WATER - 1.0%
22,605	Connecticut Water Service, Inc.	1,262,489

	TOTAL COMMON STOCK (Cost $84,317,275)	102,368,758

	REITs - 14.3%
42,893	CyrusOne, Inc.	1,918,604
92,144	Easterly Government Properties, Inc.	1,844,723
42,200	Potlatch Corp.	1,757,630
16,100	PS Business Parks, Inc.	1,875,972
151,125	Ramco-Gershenson Properties Trust	2,505,652
109,375	STAG Industrial, Inc.	2,610,781
163,197	Summit Hotel Properties, Inc.	2,616,048
87,073	Terreno Realty Corp.	2,480,710
	TOTAL REITs (Cost $15,460,654)	17,610,120

Schedule of Investments | Small Cap Value
As of December 31, 2016 (Unaudited) (Continued)

Shares		Fair Value

	MONEY MARKET FUND - 2.3%
2,820,330	Fidelity Institutional Money Market Funds - Government Portfolio, 0.39% (A) (Cost $2,820,330)	$2,820,330

	TOTAL INVESTMENTS - 99.7% (Cost $102,598,259)(B)	$122,799,208
	OTHER ASSETS LESS LIABILITIES - NET - 0.3%	375,330
	NET ASSETS - 100.0%	$123,174,538

*	Non-income producing securities.

REITs - Real Estate Investment Trust.

(A)	Variable rate security; the rate shown represents the yield at December 31, 2016.

(B)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $102,970,477 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$20,870,704
Unrealized depreciation	(1,041,973)
Net unrealized appreciation	$19,828,731

Schedule of Investments | Large/Mid Cap Value
As of December 31, 2016 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 88.5%
	AEROSPACE/DEFENSE - 2.5%
27,300	General Dynamics Corp.	$4,713,618

	APPAREL - 2.5%
86,800	VF Corp.	4,630,780

	AUTO PARTS & EQUIPMENT - 1.2%
58,600	BorgWarner, Inc.	2,311,184

	BANKS - 3.0%
53,900	East West Bancorp, Inc.	2,739,737
16,986	SVB Financial Group *	2,915,817
		5,655,554
	BEVERAGES - 2.5%
51,300	Dr. Pepper Snapple Group, Inc.	4,651,371

	CHEMICALS - 2.5%
17,350	Sherwin-Williams Co.	4,662,639

	COMPUTERS - 2.5%
78,800	Amdocs Ltd.	4,590,100

	DIVERSIFIED FINANCIAL SERVICES - 5.0%
21,400	Alliance Data Systems Corp.	4,889,900
77,600	Intercontinental Exchange, Inc.	4,378,192
		9,268,092
	ELECTRIC - 2.5%
80,700	WEC Energy Group, Inc.	4,733,055

	ELECTRIC COMPONENTS & EQUIPMENT - 2.5%
40,500	Hubbell, Inc.	4,726,350

	ELECTRONICS - 14.7%
66,600	Amphenol Corp. - Cl. A	4,475,520
96,800	Avnet, Inc.	4,608,648
126,300	FLIR Systems, Inc.	4,570,797
39,300	Honeywell International, Inc.	4,552,905
88,200	PerkinElmer, Inc.	4,599,630
68,300	TE Connectivity, Ltd.	4,731,824
		27,539,324
	FOOD - 4.9%
33,700	JM Smucker Co.	4,315,622
52,300	McCormick & Co., Inc.	4,881,159
		9,196,781
	HEALTHCARE - PRODUCTS - 7.4%
20,100	CR Bard, Inc.	4,515,666
114,800	Patterson Companies, Inc.	4,710,244
67,400	STERIS PLC	4,542,086
		13,767,996
	INSURANCE 2.4%
120,100	XL Group Ltd.	4,474,926

	MACHINERY - 1.2%
45,300	Flowserve Corp.	2,176,665

	MISCELLANEOUS MANUFACTURING - 2.4%
94,600	AO Smith Corp.	4,479,310

Schedule of Investments | Large/Mid Cap Value
As of December 31, 2016 (Unaudited) (Continued)

Shares		Fair Value

	OIL & NATURAL GAS - 6.4%
45,900	EOG Resources, Inc.	$4,640,490
51,700	Exxon Mobil Corp.	4,666,442
52,200	Marathon Petroleum Corp.	2,628,270
		11,935,202
	PHARMACEUTICALS - 3.4%
60,300	Express Scripts Holding Co. *	4,148,037
30,200	Mead Johnson Nutrition Co.	2,136,952
		6,284,989
	RETAIL - 6.5%
31,875	Advance Auto Parts, Inc.	5,390,700
37,800	Dick’s Sporting Goods, Inc.	2,007,180
49,900	Genuine Parts Co.	4,767,446
		12,165,326
	SEMICONDUCTORS - 7.4%
25,400	Broadcom Ltd.	4,489,958
58,700	KLA - Tencor Corp.	4,618,516
45,200	Lam Research Corp.	4,778,996
		13,887,470
	TEXTILES - 2.4%
22,600	Mohawk Industries, Inc. *	4,512,768

	TRANSPORTATION - 2.7%
47,900	Union Pacific Corp.	4,966,272

	TOTAL COMMON STOCK (Cost $138,546,477)	165,329,772

	REITs - 8.8%
41,572	Alexandria Real Estate Equities, Inc.	4,619,896
21,900	Public Storage	4,894,650
31,800	Regency Centers Corp.	2,192,610
26,400	Simon Property Group, Inc.	4,690,488
	TOTAL REITs (Cost $15,883,440)	16,397,644

	MONEY MARKET FUND - 2.7%
5,012,394	Fidelity Institutional Money Market Funds - Government Portfolio, 0.39% (A) (Cost $5,012,394)	5,012,394

	TOTAL INVESTMENTS - 100.0% (Cost $159,442,311)(B)	$186,739,810
	OTHER ASSETS LESS LIABILITIES - NET - 0.0%	(24,344)
	NET ASSETS - 100.0%	$186,715,466

*	Non-income producing securities.

REITs - Real Estate Investment Trust.

(A)	Variable rate security; the rate shown represents the yield at December 31, 2016.

(B)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $159,444,837 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$29,447,032
Unrealized depreciation	(2,152,059)
Net unrealized appreciation	$27,294,973

Schedule of Investments | Fixed Income

As of December 31, 2016 (Unaudited)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	BONDS & NOTES - 25.0%
	CORPORATE BONDS - 25.0%
$1,000,000	ABB Finance USA, Inc.	2.875	5/8/2022	$1,010,976
1,000,000	Boardwalk Pipelines LP	5.750	9/15/2019	1,078,837
1,000,000	Broadridge Financial Solutions, Inc.	3.400	6/27/2026	966,954
1,000,000	Canadian Pacific RR Co.	2.900	2/1/2025	981,883
1,000,000	Celgene Corp.	3.875	8/15/2025	1,016,115
1,000,000	CME Group, Inc.	3.000	3/15/2025	1,000,576
1,000,000	Delphi Automotive Systems Corp.	4.150	3/15/2024	1,032,279
325,000	Eaton Corp.	5.600	5/15/2018	341,750
750,000	Eaton Corp.	2.750	11/2/2022	743,819
1,000,000	Enable Midstream Partners LP	3.900	5/15/2024	950,044
1,000,000	Energy Transfer Partners LP	6.700	7/1/2018	1,062,743
500,000	Enterprise Products Operating, LLC	6.125	10/15/2039	570,199
750,000	Husky Energy, Inc.	3.950	4/15/2022	780,001
937,916	John Sevier Combined Cycle Generation LLC	4.626	1/15/2042	987,634
750,000	Johnson Controls, Inc.	5.000	3/30/2020	807,551
1,000,000	Kennametal, Inc.	3.875	2/15/2022	983,832
800,000	LYB International Finance BV	4.000	7/15/2023	837,036
1,250,000	Pentair Finance SA	4.650	9/15/2025	1,284,364
1,000,000	Phillips 66	3.605	2/15/2025	981,077
1,000,000	Plains All American Pipeline LP	3.650	6/1/2022	1,006,693
128,000	Rio Tinto Finance USA PLC	2.875	8/21/2022	128,690
1,000,000	Stanley Black & Decker, Inc.	2.900	11/1/2022	1,006,126
1,200,000	Sunoco Logistics Partners LP	4.250	4/1/2024	1,211,091
750,000	Tyco Electronics Group SA	6.550	10/1/2017	778,079
1,200,000	Ventas Realty LP/CAP Corp.	3.250	8/15/2022	1,212,830
1,000,000	Zimmer Biomet Holdings, Inc.	2.700	4/1/2020	1,000,821
	TOTAL CORPORATE BONDS (Cost $23,643,946)			23,762,000

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 67.7%
	GOVERNMENT NOTES & BONDS - 38.0%
2,400,000	United States Treasury Note	2.125	8/31/2020	2,439,234
7,000,000	United States Treasury Note	3.125	5/15/2021	7,377,755
7,000,000	United States Treasury Note	2.125	6/30/2022	7,025,841
6,750,000	United States Treasury Note	2.250	11/15/2024	6,709,790
3,000,000	United States Treasury Note	2.000	8/15/2025	2,906,601
7,000,000	United States Treasury Note	1.625	2/15/2026	6,541,857
2,500,000	United States Treasury Note	4.500	2/15/2036	3,164,209
	TOTAL GOVERNMENT NOTES & BONDS (Cost $36,808,597)			36,165,287

	GOVERNMENT MORTGAGE-BACKED SECURITIES - 29.7%
1,254	GNMA Pool 585163	5.000	2/15/2018	1,276
1,952	GNMA Pool 585180	5.000	2/15/2018	1,991
714	GNMA Pool 592492	5.000	3/15/2018	732
1,253	GNMA Pool 599821	5.000	1/15/2018	1,275
117,166	GNMA Pool 604182	5.500	4/15/2033	132,208
81,460	GNMA Pool 663776	6.500	1/15/2037	93,153
339,450	GNMA Pool 701857	4.500	5/15/2039	367,872
793,389	GNMA Pool 701961	4.500	6/15/2039	860,404
214,354	GNMA Pool 734437	4.500	5/15/2041	231,994
596,909	GNMA Pool 737556	4.500	10/15/2040	647,337
29,580	GNMA Pool 781694	6.000	12/15/2031	33,659
263,964	GNMA Pool 782916	5.500	2/15/2040	295,275
757,802	GNMA Pool 783060	4.000	8/15/2040	807,728
385,072	GNMA Pool 783403	3.500	9/15/2041	400,943
3,106,597	GNMA Pool AD 8801	3.500	3/15/2043	3,250,376
980,000	GNMA Pool AQ0562	4.000	12/15/2046	1,044,765
27,041	GNMA Pool G2 3584	6.000	7/20/2034	31,483
73,356	GNMA Pool G2 3612	6.500	9/20/2034	85,335
211,991	GNMA Pool G2 3625	6.000	10/20/2034	247,215
76,136	GNMA Pool G2 3637	5.500	11/20/2034	85,533
131,264	GNMA Pool G2 3665	5.500	1/20/2035	147,677
73,466	GNMA Pool G2 3679	6.000	2/20/2035	85,699
141,742	GNMA Pool G2 3711	5.500	5/20/2035	159,209

Schedule of Investments | Fixed Income

As of December 31, 2016 (Unaudited) (Continued)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	GOVERNMENT MORTGAGE-BACKED SECURITIES - 29.7% (Cont.)
$109,317	GNMA Pool G2 3865	6.000	6/20/2036	$123,985
71,940	GNMA Pool G2 3910	6.000	10/20/2036	82,675
78,890	GNMA Pool G2 4058	5.000	12/20/2037	85,000
143,982	GNMA Pool G2 4072	5.500	1/20/2038	159,503
514,440	GNMA Pool G2 4520	5.000	8/20/2039	566,935
325,947	GNMA Pool G2 4541	5.000	9/20/2039	361,407
615,516	GNMA Pool G2 4947	5.000	2/20/2041	677,667
268,960	GNMA Pool G2 5204	4.500	10/20/2041	290,252
644,661	GNMA Pool G2 752631	4.500	10/20/2040	701,764
1,519,461	GNMA Pool G2 AL 9364	3.500	3/20/2045	1,584,046
2,231,775	GNMA Pool G2 MA0155	4.000	6/20/2042	2,383,037
1,449,500	GNMA Pool G2 MA0220	3.500	7/20/2042	1,513,658
587,903	GNMA Pool G2 MA2681	5.000	3/20/2045	632,633
1,548,472	GNMA Pool G2 MA3376	3.500	1/20/2046	1,611,880
2,761,152	GNMA Pool G2 MA3663	3.500	5/20/2046	2,874,221
1,178,409	GNMA Pool G2 MA3735	3.000	6/20/2046	1,195,237
992,784	GNMA Pool G2 MA3736	3.500	6/20/2046	1,033,438
1,634,847	GNMA Pool G2 MA3803	3.500	7/20/2046	1,701,795
1,527,280	GNMA Pool G2 MA3804	4.000	7/20/2046	1,624,030
	TOTAL GOVERNMENT MORTGAGE-BACKED SECURITIES (Cost $28,284,754)			28,216,302

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $65,093,351)			64,381,589

	TOTAL BONDS AND NOTES (Cost $88,737,297)			88,143,589

Shares
	MONEY MARKET FUND - 6.6%
6,306,861	Fidelity Institutional Money Market Funds - Government Portfolio, 0.39% (A) (Cost $6,306,861)	6,306,861

	TOTAL INVESTMENTS - 99.3% (Cost $95,044,158)(B)	$94,450,450
	OTHER ASSETS LESS LIABILITIES - NET - 0.7%	632,627
	NET ASSETS - 100.0%	$95,083,077

GNMA - Government National Mortgage Association.

(A)	Variable rate security; the rate shown represents the yield at December 31, 2016.

(B)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $95,044,158 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$742,105
Unrealized depreciation	(1,335,813)
Net unrealized depreciation	$(593,708)

Schedule of Investments | High Yield Bond

As of December 31, 2016 (Unaudited)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS - 92.8%
$750,000	AerCap Ireland Capital Ltd.	4.625	7/1/2022	$774,375
600,000	AmeriGas Finance, LP	5.875	8/20/2026	612,000
500,000	Amsted Industries, Inc. (A)	5.000	3/15/2022	502,500
250,000	Amsted Industries, Inc. (A)	5.375	9/15/2024	246,875
500,000	Anixter, Inc.	5.625	5/1/2019	525,000
500,000	ArcelorMittal	7.250	2/25/2022	566,250
1,000,000	Berry Plastics Corp.	5.125	7/15/2023	1,022,500
500,000	Bombardier, Inc. (A)	6.125	1/15/2023	479,200
500,000	Braskem Finance, Ltd.	6.450	2/3/2024	528,750
250,000	Calpine Corp.	5.750	1/15/2025	242,500
500,000	Cascades, Inc. (A)	5.500	7/15/2022	510,000
500,000	Cemex Finance LLC (A)	6.000	4/1/2024	515,000
500,000	Centene Corp.	6.125	2/15/2024	528,125
500,000	CommScope, Inc. (A)	5.000	6/15/2021	516,875
500,000	Corrections Corp. of America	4.125	4/1/2020	501,250
750,000	Covanta Holding Corp.	5.875	3/1/2024	723,750
250,000	Dana, Inc.	5.500	12/15/2024	256,250
750,000	DaVita HealthCare Partners, Inc.	5.000	5/1/2025	739,688
500,000	DCP Midstream, LLC (A) (B)	5.850	5/21/2043	427,500
750,000	Digicel, Ltd. (A)	6.000	4/15/2021	682,102
500,000	Dollar Tree, Inc.	5.750	3/1/2023	531,910
500,000	DR Horton, Inc.	4.750	2/15/2023	513,750
750,000	Eagle Materials, Inc.	4.500	8/1/2026	751,875
500,000	Eldorado Gold Corp. (A)	6.125	12/15/2020	510,000
750,000	Energy Transfer Equity LP	5.875	1/15/2024	778,125
500,000	Ferrellgas LP	6.750	1/15/2022	496,250
500,000	Ferrellgas LP	6.750	6/15/2023	493,750
500,000	FTI Consulting, Inc.	6.000	11/15/2022	521,875
500,000	General Cable Corp.	5.750	10/1/2022	487,500
500,000	Genesis Energy LP	5.750	2/15/2021	507,500
500,000	Genesis Energy LP	6.750	8/1/2022	522,000
500,000	Geo Group, Inc.	5.125	4/1/2023	482,500
500,000	Gibraltar Industries, Inc.	6.250	2/1/2021	516,250
500,000	Global Partners LP/ Global Finance Corp.	6.250	7/15/2022	481,560
500,000	Group 1 Automotive, Inc.	5.000	6/1/2022	496,250
750,000	HCA, Inc.	5.250	4/15/2025	784,687
500,000	Kaiser Aluminum Corp.	5.875	5/15/2024	518,750
500,000	Land O’ Lakes, Inc. (A)	6.000	11/15/2022	547,500
625,000	LKQ Corp.	4.750	5/15/2023	625,000
500,000	Martin Midstream Partners LP	7.250	2/15/2021	496,250
500,000	Mednax, Inc. (A)	5.250	12/1/2023	516,250
500,000	Molina Healthcare, Inc.	5.375	11/15/2022	510,000
500,000	MPT Operating Partnership LP	5.250	8/1/2026	491,250
750,000	Navient Corp.	4.875	6/17/2019	778,125
250,000	NGL Energy Partners LP	5.125	7/15/2019	249,375
500,000	NGL Energy Partners LP	6.875	10/15/2021	513,750
250,000	NRG Energy, Inc. (A)	7.250	5/15/2026	250,000
500,000	NuStar Logistics LP	6.750	2/1/2021	542,500
500,000	NXP BV / NXP Funding, LLC (A)	4.625	6/1/2023	526,250
500,000	Omega Healthcare Investors, Inc.	4.375	8/1/2023	495,799
500,000	Oshkosh Corp.	5.375	3/1/2025	512,500
250,000	Parker Drilling Co.	7.500	8/1/2020	226,250
250,000	Parker Drilling Co.	6.750	7/15/2022	217,500

Schedule of Investments | High Yield Bond

As of December 31, 2016 (Unaudited) (Continued)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS - 92.8% (Cont.)
$750,000	Reynolds Group Issuer, Inc.	5.750	10/15/2020	$774,375
500,000	Rose Rock Midstream LP	5.625	7/15/2022	493,750
500,000	RSP Permian, Inc. (A)	5.250	1/15/2025	503,750
500,000	Scotts Miracle-Gro Co. (A)	6.000	10/15/2023	531,250
750,000	Scotts Miracle-Gro Co. (A)	5.250	12/15/2026	751,875
500,000	Sealed Air Corp. (A)	5.250	4/1/2023	521,250
500,000	SemGroup LP	7.500	6/15/2021	517,500
500,000	Steel Dynamics, Inc.	5.250	4/15/2023	526,250
500,000	Suburban Propane Partners LP	5.500	6/1/2024	508,750
500,000	Summit Midstream Holdings LLC	7.500	7/1/2021	527,500
500,000	Sunoco LP Finance Corp.	5.500	8/1/2020	510,625
100,000	Sunoco LP Finance Corp.	6.375	4/1/2023	101,750
500,000	Targa Resources Partners LP	4.250	11/15/2023	480,625
500,000	Targa Resources Partners LP (A)	5.375	2/1/2027	497,500
500,000	Teck Resources, LTD (A)	8.000	6/1/2021	551,250
500,000	Teleflex, Inc.	4.875	6/1/2026	496,250
500,000	Tempur Sealy International, Inc.	5.625	10/15/2023	518,750
750,000	Tenet Healthcare Corp.	4.375	10/1/2021	747,188
500,000	Tesoro Corp. (A)	5.125	12/15/2026	506,637
391,000	Tesoro Logistics LP	5.875	10/1/2020	403,707
750,000	Toll Brothers Finance Corp.	4.875	11/15/2025	738,750
500,000	TreeHouse Foods, Inc. (A)	6.000	2/15/2024	527,500
750,000	TRI Pointe Group, Inc.	4.875	7/1/2021	766,875
500,000	Tullow Oil PLC (A)	6.000	11/1/2020	478,750
500,000	United Rentals North America, Inc.	4.625	7/15/2023	511,875
500,000	USG Corp.	8.250	1/15/2018	531,875
500,000	Valvoline, Inc. (A)	5.500	7/15/2024	518,750
1,000,000	VeriSign, Inc.	4.625	5/1/2023	1,015,000
500,000	WPX Energy, Inc.	5.250	9/15/2024	487,500
750,000	WR Grace & Co. (A)	5.125	10/1/2021	783,750
	TOTAL BONDS & NOTES (Cost $44,244,847)			44,624,478

Shares
	MONEY MARKET FUND - 7.8%
3,750,943	Fidelity Institutional Money Market Funds - Government Portfolio, 0.39% (B) (Cost $3,750,943)	3,750,943

	TOTAL INVESTMENTS - 100.6% (Cost $47,995,790)(C)	$48,375,421
	OTHER ASSETS LESS LIABILITIES - NET - (0.6)%	(272,489)
	NET ASSETS - 100.0%	$48,102,932

(A)	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 25.8% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(B)	Variable rate security; the rate shown represents the yield at December 31, 2016.

(C)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $47,995,790 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$834,068
Unrealized depreciation	(454,437)
Net unrealized appreciation	$379,631

Schedule of Investments | Israel Common Values

As of December 31, 2016 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 87.5%
	AEROSPACE/DEFENSE - 3.0%
6,501	Elbit Systems Ltd.	$661,152

	APPAREL - 2.3%
17,500	Delta-Galil Industries Ltd.	507,905

	AUTO PARTS & EQUIPMENT - 1.5%
8,900	Mobileye NV *	339,268

	BANKS - 14.5%
29,000	Bank Hapoalim BM (ADR)	853,325
163,000	Bank Leumi Le-Israel BM *	671,711
33,300	First International Bank Of Israel Ltd.	488,860
303,000	Israel Discount Bank Ltd. *	630,540
40,000	Mizrahi Tefahot Bank Ltd.	585,660
		3,230,096
	BUILDING MATERIALS - 1.3%
10,500	CaesarStone Ltd. *	300,825

	CHEMICALS - 1.5%
83,000	Israel Chemicals Ltd.	341,130

	COMPUTERS - 3.2%
6,200	Check Point Software Technologies Ltd. *	523,652
24,210	Matrix IT Ltd.	193,370
		717,022
	ELECTRIC - 0.8%
4,200	Kenon Holdings Ltd. *	49,348
2,300	Ormat Technologies, Inc.	123,345
		172,693
	ELECTRONICS - 4.9%
20,896	Ituran Location and Control Ltd.	553,744
16,500	Orbotech Ltd. *	551,265
		1,105,009
	ENERGY-ALTERNATE SOURCES - 0.0%
6,360	Energix-Renewable Energies Ltd.	3,948

	FOOD - 8.0%
17,000	Frutarom Industries Ltd.	870,617
11,400	Hashikma Marketing 2006 Ltd.	460,603
120,000	Shufersal Ltd.	448,677
		1,779,897
	HEALTHCARE - PRODUCTS - 2.3%
32,000	OPKO Health, Inc. *	297,600
26,100	Syneron Medical Ltd. *	219,240
		516,840
	HOME BUILDERS - 2.1%
1,300	Bayside Land Corp.	472,555

	INSURANCE - 4.7%
17,000	Clal Insurance Enterprises Holdings Ltd. *	217,897
107,000	Harel Insurance Investments & Financial Services Ltd.	492,095
422,000	Migdal Insurance & Financial Holding Ltd. *	345,394
		1,055,386
	OIL & NATURAL GAS - 8.8%
620,000	Avner Oil Exploration LP	437,374
129,000	Delek Drilling LP *	483,333
1,786,664	Isramco Negev 2 LP	306,393
770,000	Oil Refineries Ltd.	271,095
1,900	Paz Oil Co. Ltd.	278,929
2,100,000	Ratio Oil Exploration 1992 LP *	181,154
		1,958,278

Schedule of Investments | Israel Common Values

As of December 31, 2016 (Unaudited) (Continued)

Shares		Fair Value

	REAL ESTATE - 7.4%
121,000	Amot Investments Ltd.	$513,723
9,100	Azrieli Group Ltd.	395,102
126,522	Jerusalem Economy Ltd. *	264,047
11,366	Melisron Ltd.	484,311
		1,657,183
	SEMICONDUCTORS - 4.7%
7,500	Mellanox Technologies Ltd. *	306,750
37,000	Nova Measuring Instruments Ltd. *	486,180
1	Tower Semiconductor Ltd. *	12
13,100	Tower Semiconductor Ltd. *	249,293
		1,042,235
	SOFTWARE - 4.9%
9,600	CyberArk Software Ltd. *	436,800
63,783	Magic Software Enterprises Ltd.	424,157
15,900	Sapiens International Corp. N.V.	228,006
		1,088,963
	TELECOMMUNICATIONS - 9.7%
71,000	AudioCodes Ltd. *	450,850
65,000	Cellcom Israel Ltd. *	515,450
46,000	Ceragon Networks Ltd. *	120,520
9,900	NICE Ltd. (ADR)	680,724
9,717	Silicom Ltd.	399,272
		2,166,816
	TEXTILES - 1.9%
26,100	Fox Wizel Ltd.	421,409

	TOTAL COMMON STOCK (Cost $15,203,393)	19,538,610

	REITs - 1.9%
52,000	Alony Hetz Properties & Investments Ltd. (Cost $325,311)	418,848

	MONEY MARKET FUND - 11.6%
2,591,576	Fidelity Institutional Money Market Funds - Government Portfolio, 0.39% (A) (Cost $2,591,576)	2,591,576

	TOTAL INVESTMENTS - 101.0% (Cost $18,120,280) (B)	$22,549,034
	OTHER ASSETS LESS LIABILITIES - NET - (1.0)%	(224,883)
	NET ASSETS - 100.0%	$22,324,151

*	Non-income producing securities.

ADR American Depositary Receipt.

REITs - Real Estate Investment Trust.

(A)	Variable rate security; the rate shown represents the yield at December 31, 2016.

(B)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $19,337,335 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$4,850,177
Unrealized depreciation	(1,638,478)
Net unrealized appreciation	$3,211,699

Diversification of Assets

Country	% of Net Assets
Israel	87.3%
United States	1.9%
Singapore	0.2%
Total	89.4%
Money Market Fund	11.6%
Other Assets Less Liabilities - Net	(1.0)%
Grand Total	100.0%

Schedule of Investments | Defensive Strategies Fund

As of December 31, 2016 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 19.0%
	AGRICULTURE - 0.1%
559	Andersons, Inc.	$24,987
531	Bunge Ltd.	38,360
		63,347
	CHEMICALS - 2.2%
158	Agrium, Inc.	15,887
2,295	CF Industries Holdings, Inc.	72,247
1,067	FMC Corp.	60,350
9,209	K+S AG	220,392
12,622	Mosaic Co.	370,203
29,745	Potash Corp. of Saskatchewan, Inc.	538,087
2,969	Sociedad Quimica Y Minera de Chile, SA (ADR)	85,062
2,528	Syngenta AG (ADR)	199,838
		1,562,066
	ENVIRONMENTAL CONTROL - 0.0%
1,300	Kurita Water Industries Ltd.	28,690

	FOOD - 2.0%
5,133	BRF (ADR)	75,763
12,525	Cal-Maine Foods, Inc.	553,292
403	Darling Ingredients, Inc. *	5,203
736	Ingredion, Inc.	91,971
12,214	Pilgrim’s Pride Corp.	231,944
3,755	Sanderson Farms, Inc.	353,871
1,663	Tyson Foods, Inc. - Cl. A	102,574
		1,414,618
	IRON/STEEL - 1.6%
1,178	Allegheny Technologies, Inc.	18,766
6,888	ArcelorMittal (ADR) *	50,282
7,035	Commercial Metals Co.	153,222
4,300	Hitachi Metals Ltd.	58,398
7,282	Nippon Steel & Sumitomo Metal Corp.	162,766
2,640	Nucor Corp.	157,133
1,839	POSCO (ADR)	96,639
502	Reliance Steel & Aluminum Co.	39,929
5,690	Severstal PAO (GDR)	86,488
6,166	Steel Dynamics, Inc.	219,386
2,358	ThyssenKrupp AG	56,308
1,660	United States Steel Corp.	54,797
		1,154,114
	MACHINERY - CONSTRUCTION & MINING - 0.1%
1,750	Joy Global, Inc.	49,000

	MACHINERY - DIVERSIFIED - 0.6%
3,310	AGCO Corp.	191,517
15,900	Kubota Corp.	227,454
		418,971
	METAL FABRICATE/HARDWARE - 0.2%
4,627	Tenaris SA (ADR)	165,230

	MINING - 3.2%
1,792	Agnico Eagle Mines Ltd.	75,264
6,943	Anglo American PLC *	99,518
1,459	AngloGold Ashanti Ltd. (ADR) *	15,334
1,039	BHP Billiton Ltd. (ADR)	37,175
234	BHP Billiton PLC (ADR)	7,362
451	Cameco Corp.	4,722
3,247	Cia De Minas Buenaventura (ADR) *	36,626
1,877	Coeur Mining, Inc. *	17,062
4,800	Detour Gold Corp. *	65,465
6,686	Eldorado Gold Corp. *	21,529
4,798	First Quantum Minerals Ltd.	47,763
267	Franco-Nevada Corp.	15,956
1,351	Freeport-McMoRan, Inc. *	17,820
38,680	Glencore PLC *	132,559
4,103	Gold Fields Ltd. (ADR)	12,350
1,417	Goldcorp, Inc.	19,271
1,139	Kinross Gold Corp. *	3,542
15,800	Lundin Mining Corp. *	75,404

Schedule of Investments | Defensive Strategies Fund

As of December 31, 2016 (Unaudited) (Continued)

Shares		Fair Value

	MINING - 3.2% (Continued)
3,400	Mitsubishi Materials Corp.	104,651
24,510	MMC Norilsk Nickel PJSC (ADR)	$411,523
4,683	Newmont Mining Corp.	159,550
276	Pan American Silver Corp.	4,159
662	Randgold Resources Ltd. (ADR)	50,537
7,962	Rio Tinto PLC (ADR)	306,218
145	Royal Gold, Inc.	9,186
2,893	Silver Wheaton Corp.	55,893
4,590	Southern Copper Corp.	146,605
12,000	Sumitomo Metal Mining Co. Ltd.	155,048
1,000	Tahoe Resources, Inc.	9,433
2,643	Teck Resources Ltd.	52,957
21,857	Turquoise Hill Resources Ltd. *	70,598
4,405	Yamana Gold, Inc.	12,378
		2,253,458
	OIL & GAS - 7.3%
492	Anadarko Petroleum Corp.	34,307
588	Apache Corp.	37,320
7,000	ARC Resources Ltd	120,629
2,896	Cabot Oil & Gas Corp.	67,651
4,192	Callon Petroleum Co. *	64,431
7,700	Canadian Natural Resources Ltd.	245,476
5,866	Cenovus Energy, Inc.	88,796
901	Chesapeake Energy Corp. *	6,325
240	Cimarex Energy Co.	32,616
5,673	ConocoPhillips	284,444
13,300	Crescent Point Energy Corp.	180,996
1,835	Devon Energy Corp.	83,804
436	Diamondback Energy, Inc. *	44,062
1,026	Ecopetrol SA (ADR) *	9,285
1,870	Encana Corp.	21,954
1,574	Energen Corp. *	90,773
1,233	Ensco PLC - Cl. A	11,985
667	EOG Resources, Inc.	67,434
2,438	EQT Corp.	159,445
1,280	Gulftport Energy Corp. *	27,699
1,004	Helmerich & Payne, Inc.	77,710
2,362	Hess Corp.	147,129
8,400	Husky Energy, Inc. *	102,036
28,100	Inpex Corp.	282,120
8,611	Lukoil PJSC (ADR)	483,077
712	Marathon Oil Corp.	12,325
1,821	Murphy Oil Corp.	56,688
1,295	Newfield Exploration Co. *	52,447
20,860	Noble Corp. PLC	123,491
3,446	Noble Energy, Inc.	131,155
1,766	Novatek OJSC (GDR)	229,227
838	Occidental Petroleum Corp.	59,691
1,958	Parsley Energy, Inc. *	69,000
1,939	PDC Energy, Inc. *	140,733
3,018	Petroleo Brasileiro SA (ADR) *	30,512
4,600	Peyto Exploration & Development Corp.	113,915
578	Pioneer Natural Resources Co.	104,080
159	PrairieSky Royalty Ltd.	3,787
2,659	QEP Resources, Inc. *	48,952
3,069	Range Resources Corp.	105,451
37,205	Rosneft Oil Company (GDR)	241,832
2,417	RSP Permian, Inc. *	107,847
1,829	Southwestern Energy Co. *	19,790
107	Statoil ASA (ADR)	1,952
7,200	Suncor Energy, Inc.	235,696
4,900	Tourmaline Oil Corp. *	131,210
8,371	Transocean Ltd. *	123,389
2,400	Vermillion Energy, Inc.	101,097
12,200	Whitecap Resources, Inc.	110,624
5,777	WPX Energy, Inc. *	84,171
971	YPF SA (ADR)	16,021
		5,226,587

Schedule of Investments | Defensive Strategies Fund

As of December 31, 2016 (Unaudited) (Continued)

Shares		Fair Value

	OIL & GAS SERVICES - 1.5%
2,815	Baker Hughes, Inc.	$182,891
1,031	Core Laboratories NV	123,761
764	Dril-Quip, Inc. *	45,878
2,934	FMC Technologies, Inc. *	104,245
211	Halliburton Co.	11,413
2,964	National Oilwell Varco, Inc.	110,972
1,700	Oceaneering International, Inc.	47,957
1,959	Oil States International, Inc. *	76,401
3,194	Schlumberger Ltd.	268,136
1,256	Technip SA	89,832
		1,061,486
	WATER - 0.2%
821	American Water Works Co.	59,408
8,680	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	75,342
553	Severn Trent PLC	15,183
1,344	United Utilities Group PLC	14,963
		164,896

	TOTAL COMMON STOCK (Cost $13,015,213)	13,562,463

	EXCHANGE TRADED FUNDS - 15.8%
44,300	iShares Silver Trust *	669,373
153,300	PowerShares DB Agriculture Fund *	3,061,401
90,400	PowerShares DB Base Metals Fund *	1,348,768
167,200	PowerShares DB Commodity Index Tracking Fund *	2,648,448
103,700	PowerShares DB Energy Fund *	1,432,097
56,300	PowerShares DB US Dollar Endex Bearish Fund *	1,151,898
9,050	SPDR Gold Shares *	991,971
	TOTAL EXCHANGE TRADED FUNDS (Cost $12,231,705)	11,303,956

	REITs - 17.8%
2,700	Alexandria Real Estate Equities, Inc.	300,051
2,430	American Campus Communities, Inc.	120,941
6,300	Apartment Investment & Management Co.	286,335
2,250	AvalonBay Communities, Inc.	398,588
2,500	Boston Properties, Inc.	314,450
9,000	Brandywine Realty Trust	148,590
2,800	Crown Castle International Corp.	242,956
7,200	DCT Industrial Trust, Inc.	344,736
15,100	DDR Corp.	230,577
17,100	DiamondRock Hospitality Co.	197,163
2,200	Digital Realty Trust, Inc.	216,172
4,100	Douglas Emmett, Inc.	149,896
5,233	Education Realty Trust, Inc.	221,356
1,800	Equinix, Inc.	643,338
2,800	Equity Lifestyle Properties, Inc.	201,880
7,500	Equity Residential	482,700
554	Essex Property Trust, Inc.	128,805
1,800	Extra Space Storage, Inc.	139,032
1,800	Federal Realty Investment Trust	255,798
34,400	FelCor Lodging Trust, Inc.	275,544
23,000	Gramercy Property Trust	211,140
7,100	HCP, Inc.	211,012
12,900	Hospitality Properties Trust	409,446
3,500	Kilroy Realty Corp.	256,270
8,900	Kimco Realty Corp.	223,924
3,863	Macerich Co.	273,655
4,008	Mid-America Apartment Communities, Inc.	392,463
1,600	National Health Investors, Inc.	118,672
6,600	National Retail Properties, Inc.	291,720
16,394	Prologis, Inc.	865,439
2,400	PS Business Parks, Inc.	279,648
1,500	Public Storage	335,250
2,233	Rayonier, Inc.	59,398
2,600	Regency Centers Corp.	179,270
5,429	Simon Property Group, Inc.	964,570
1,750	SL Green Realty Corp.	188,212
20,000	Spirit Realty Capital, Inc.	217,200
6,900	Store Capital Corp.	170,499
10,000	Summit Hotel Properties, Inc.	160,300

Schedule of Investments | Defensive Strategies Fund

As of December 31, 2016 (Unaudited) (Continued)

Shares		Coupon Rate%	Maturity	Fair Value

	REITs - 17.8% (Continued)
3,200	Taubman Centers, Inc.			$236,576
8,600	UDR, Inc.			313,728
3,759	Ventas, Inc.			235,013
6,700	Weingarten Realty Investors			239,793
3,500	Welltower, Inc.			234,255
13,000	Weyerhaeuser Co.			391,170
	TOTAL REITS (Cost $10,875,875)			12,757,531
Par Value
	BONDS & NOTES - 33.8%
	COPORATE BONDS - 1.9%
$400,000	Energy Transfer Partners LP	6.700	7/1/2018	425,097
400,000	LYB International Finance BV	4.000	7/15/2023	418,518
500,000	Welltower, Inc.	3.750	3/15/2023	510,730
	TOTAL CORPORATE BONDS (Cost $1,313,386)			1,354,345

	GOVERNMENT MORTGAGE-BACKED SECURITIES - 1.5%
232,791	GNMA Pool 4947	5.000	2/20/2041	256,297
268,960	GNMA Pool 5204	4.500	10/20/2041	290,252
486,871	GNMA Pool MA0155	4.000	6/20/2042	519,869
	TOTAL GOVERNMENT MORTGAGE-BACKED SECURITIES (Cost $1,052,102)			1,066,418

	TREASURY INFLATION PROTECTED SECURITIES (TIPS) - 30.4%
1,300,000	TIPS	0.125	4/15/2019	1,358,220
2,095,000	TIPS	1.375	1/15/2020	2,464,034
40,000	TIPS	1.250	7/15/2020	46,846
2,440,000	TIPS	1.125	1/15/2021	2,830,475
2,770,000	TIPS	0.125	1/15/2023	2,881,822
3,230,000	TIPS	0.625	1/15/2024	3,407,839
1,460,000	TIPS	2.375	1/15/2025	2,151,262
700,000	TIPS	2.000	1/15/2026	961,261
200,000	TIPS	2.375	1/15/2027	281,089
950,000	TIPS	1.750	1/15/2028	1,225,076
1,350,000	TIPS	2.500	1/15/2029	1,835,373
1,660,000	TIPS	2.125	2/15/2041	2,284,647
	TOTAL TREASURY INFLATION PROTECTED SECURITIES (TIPS) (Cost $21,768,991)			21,727,944

	TOTAL BONDS AND NOTES (Cost $24,134,479)			24,148,707

Shares
	WARRANTS - 0.00%
312	Hycroft Mining Corp. * (Cost $54,161)			0

Ounces
	ALTERNATIVE INVESTMENTS - 12.1%
6,744	Gold Bars *			7,760,344
57,827	Silver Bars *			921,470
	TOTAL ALTERNATIVE INVESTMENTS (Cost $8,900,255)			8,681,814

Shares
	MONEY MARKET FUND - 1.3%
904,232	Fidelity Institutional Money Market Funds - Government Portfolio, 0.39% (A) (Cost $904,232)			904,232

	TOTAL INVESTMENTS - 99.8% (Cost $70,115,920) (B)			$71,358,703
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.2%			172,104
	NET ASSETS - 100.0%			$71,530,807

ADR - American Depositary Receipt.

GNMA - Government National Mortgage Association.

ETF - Exchange Traded Fund.

REITs - Real Estate Investment Trust.

GDR - Global Depositary Receipt.

*	Non-income producing securities/investments.

(A)	Variable rate security; the rate shown represents the yield at December 31, 2016.

(B)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $67,751,570 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$6,382,058
Unrealized depreciation	(2,774,925)
Net unrealized appreciation	$3,607,133

Schedule of Investments | Strategic Growth
As of December 31, 2016 (Unaudited)

Shares		Fair Value

	MUTUAL FUNDS - 96.4% (A)
194,542	Timothy Plan Aggressive Growth Fund *	$1,363,738
772,602	Timothy Plan Defensive Strategies Fund	8,684,051
160,438	Timothy Plan Emerging Markets Fund	1,285,110
484,745	Timothy Plan Fixed Income Fund	4,915,311
542,420	Timothy Plan Growth & Income Fund	5,868,978
257,769	Timothy Plan High Yield Bond Fund	2,348,279
495,835	Timothy Plan International Fund	4,125,350
110,594	Timothy Plan Israel Common Values Fund	1,364,732
380,961	Timothy Plan Large/Mid Cap Growth Fund	2,910,540
172,769	Timothy Plan Large/Mid-Cap Value Fund	3,011,365
103,891	Timothy Plan Small-Cap Value Fund	1,952,117
	TOTAL MUTUAL FUNDS (Cost $37,781,878)	37,829,571

	MONEY MARKET FUND - 3.7%
1,449,552	Fidelity Institutional Money Market Funds - Government Portfolio, 0.39% (B) (Cost $1,449,552)	1,449,552

	TOTAL INVESTMENTS - 100.1% (Cost $39,231,430) (C)	$39,279,123
	OTHER ASSETS LESS LIABILITIES - NET - (0.1)%	(29,716)
	NET ASSETS - 100.0%	$39,249,407

*	Non-income producing securities.

(A)	Affiliated Funds - Class A.

(B)	Variable rate security; the rate shown represents the yield at December 31, 2016.

(C)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $39,469,708 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$589,763
Unrealized depreciation	(780,348)
Net unrealized depreciation	$(190,585)

Schedule of Investments | Conservative Growth
As of December 31, 2016 (Unaudited)

Shares		Fair Value

	MUTUAL FUNDS - 96.4% (A)
192,687	Timothy Plan Aggressive Growth Fund *	$1,350,733
876,547	Timothy Plan Defensive Strategies Fund	9,852,385
205,361	Timothy Plan Emerging Markets Fund	1,644,940
1,344,349	Timothy Plan Fixed Income Fund	13,631,698
752,150	Timothy Plan Growth & Income Fund	8,138,259
253,185	Timothy Plan High Yield Bond Fund	2,306,513
540,221	Timothy Plan International Fund	4,494,643
153,356	Timothy Plan Israel Common Values Fund	1,892,418
387,389	Timothy Plan Large/Mid Cap Growth Fund	2,959,653
200,930	Timothy Plan Large/Mid-Cap Value Fund	3,502,213
144,061	Timothy Plan Small-Cap Value Fund	2,706,909
	TOTAL MUTUAL FUNDS (Cost $52,526,619)	52,480,364

	MONEY MARKET FUND - 3.9%
2,088,965	Fidelity Institutional Money Market Funds - Government Portfolio, 0.39% (B) (Cost $2,088,965)	2,088,965

	TOTAL INVESTMENTS - 100.3% (Cost $54,615,584) (C)	$54,569,329
	OTHER ASSETS LESS LIABILITIES - NET - (0.3)%	(145,529)
	NET ASSETS - 100.0%	$54,423,800

*	Non-income producing securities.

(A)	Affiliated Funds - Class A.

(B)	Variable rate security; the rate shown represents the yield at December 31, 2016.

(C)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $54,776,986 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$808,728
Unrealized depreciation	(1,016,385)
Net unrealized depreciation	$(207,657)

Schedule of Investments | Emerging Markets
As of December 31, 2016 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 69.5%
	AEROSPACE/DEFENSE - 2.9%
17,319	Embraer SA (ADR)	$333,391

	AGRICULTURE - 0.4%
5,029	Adecoagro SA *	52,201

	AIRLINES - 1.3%
1,586	Copa Holdings SA - Cl. A	144,056

	APPAREL - 1.1%
34,000	Yue Yuen Industrial Holdings Ltd.	123,447

	AUTO MANUFACTURERS - 1.6%
5,773	Kia Motors Corp.	187,606

	AUTO PARTS & EQUIPMENT - 2.5%
2,268	China Tuchai International Ltd.	31,321
1,145	Hyundai Mobis Co. Ltd.	250,273
		281,594
	BANKS - 14.4%
57,119	AkBank TAS	126,982
12,200	Banco do Brasil SA	105,293
42,100	Bangkok Bank PCL	187,514
10,766	Erste Group Bank AG	315,965
18,990	Grupo Aval Acciones y Valores SA (ADR)	150,781
25,700	Kasikornbank PCL	127,386
20,423	Sberbank of Russia (ADR)	236,498
6,955	Standard Chartered PLC *	57,030
58,533	Turkiye Garanti Bankasi AS	126,797
155,188	Turkiye Vakiflar Bankasi Tao	191,911
		1,626,157
	BUILDING MATERIALS - 3.2%
40,614	Cemex SAB de CV (ADR) *	326,130
85,571	Urbi Desarrollos Urbanos SAB de CV *	30,986
		357,116
	COMMERCIAL SERVICES - 4.5%
38,900	Estacio Participacoes SA	188,841
69,540	ITE Group PLC	132,543
45,600	Kroton Educacional SA	186,760
		508,144
	COMPUTERS - 1.2%
39,001	DataTec Ltd.	141,116

	DIVERSIFIED FINANCIAL SERVICES - 2.7%
3,299	Hana Financial Group, Inc.	85,357
2,528	KB Financial Group, Inc.	89,583
3,420	Shinhan Financial Group Co. Ltd.	128,130
		303,070
	ELECTRIC - 3.9%
8,600	Cia Paranaense de Energia	50,416
2,172,650	Enel Chile SA	201,148
9,548	Reliance Infrastructure Ltd. (GDR)	193,824
		445,388
	Engineering & Construction - 0.6%
16,271	TAV Havalimanlari Holding AS	64,897

	FOOD - 4.4%
1,803	Binggrae Co. Ltd.	95,240
274,000	First Pacific Co. Ltd.	191,545
101,400	Marfrig Global Foods SA *	205,934
		492,719
	HOLDING COMPANIES - 1.0%
336,900	Jasmine Broadband Internet Infrastructure Fund	110,072

Schedule of Investments | Emerging Markets
As of December 31, 2016 (Unaudited) (Continued)

Shares		Fair Value

	IRON/STEEL - 1.9%
488	POSCO	$104,040
4,458	Ternium SA (ADR)	107,661
		211,701
	MULTI-NATIONAL - 1.0%
3,747	Banco Latinoamericano de Comercio Exterior SA	110,312

	OIL & GAS - 4.0%
6,624	Lukoil PJSC (ADR)	371,739
8,501	Petroleo Brasileiro SA (ADR) *	74,894
		446,633
	RETAIL - 6.3%
16,061	Arcos Dorados Holdings, Inc. *	86,729
1,828,000	Bosideng International Holdings Ltd.	157,969
171,200	Chow Tai Fook Jewellery Group Ltd.	130,942
124,500	Lifestyle China Group Ltd. *	29,707
124,500	Lifestyle International Holdings Ltd.	160,580
54,000	Luk Fook Holdings International Ltd.	141,040
		706,967
	SEMICONDUCTORS - 1.8%
136	Samsung Electronics Co., Ltd.	202,908

	TELECOMMUNICATIONS - 7.0%
17,978	Empresa Nacional de Telecomunicaciones SA *	190,759
1,404	Mobile TeleSystems PJSC (ADR)	12,791
62,560	Mobile TeleSystems PJSC	265,433
10,919	TIM Participacoes SA (ADR)	128,844
1,143,675	XL Axiata TBK PT *	196,095
		793,922
	TEXTILES - 0.7%
119,500	Weiqiao Textile Co.	74,754

	TRANSPORTATION - 1.1%
18,961	Globaltrans Investment PLC (GDR)	120,023

	TOTAL COMMON STOCK (Cost $8,757,726)	7,838,194

	PREFERRED STOCK - 10.3%
37,600	Alpargatas SA	115,641
15,382	Banco Bradesco SA	137,057
21,600	Cia Brasileira de Distribuicao	363,351
9,081	Cia Paranaense de Energia	76,338
106,729	Grupo Aval Acciones y Valores SA	43,196
2,397	Hyundai Motor Co.	189,926
12,600	Petroleo Brasileiro SA	57,567
330,536	Surgutneftegas OJSC	172,798
	TOTAL PREFERRED STOCK (Cost $1,092,420)	1,155,874

	REITs - 7.2%
301,230	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	256,049
73,635	Fibra Uno Administracion SA de CV	113,232
217,920	Macquarie Mexico Real Estate Management SA de CV	226,684
174,039	PLA Administradora Industrial S de RL de CV	220,490
	TOTAL REITs (Cost $957,216)	816,455

	MONEY MARKET FUND - 13.2%
1,491,643	Fidelity Institutional Money Market Funds - Government Portfolio, 0.39% (A) (Cost $1,491,643)	1,491,643

	TOTAL INVESTMENTS - 100.2% (Cost $12,299,005) (B)	$11,302,166
	OTHER ASSETS LESS LIABILITIES - NET - (0.2)%	(21,292)
	NET ASSETS - 100.0%	$11,280,874

*	Non-income producing securities.

ADR-American Depositary Receipt

GDR-Global Depositary Receipt

REITs - Real Estate Investment Trust

(A)	Variable rate security; the rate shown represents the yield at December 31, 2016.

(B)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $12,353,346 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$511,318
Unrealized depreciation	(1,562,498)
Net unrealized depreciation	$(1,051,180)

Schedule of Investments | Emerging Markets
As of December 31, 2016 (Unaudited) (Continued)

Diversification of Assets

Country	% of Net Assets
Brazil	17.9%
South Korea	11.8%
Russia	9.4%
Hong Kong	8.3%
Mexico	8.1%
Turkey	6.8%
Thailand	3.8%
Chile	3.5%
Austria	2.8%
Panama	2.2%
Britain	1.7%
Colombia	1.7%
India	1.7%
Indonesia	1.7%
South Africa	1.3%
Cyprus	1.1%
Luxembourg	1.0%
Uruguay	0.8%
China	0.7%
Argentina	0.4%
Singapore	0.3%
Total	87.0%
Money Market Fund	13.2%
Other Assets in Excess of Liabilities - Net	(0.2)%
Grand Total	100.0%

Schedule of Investments | Growth & Income
As of December 31, 2016 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 48.3%
	AUTO PARTS & EQUIPMENT - 2.0%
12,000	Goodyear Tire & Rubber Co.	$370,440
10,000	Magna International, Inc.	434,000
		804,440
	BEVERAGES - 1.2%
5,300	Dr Pepper Snapple Group, Inc.	480,551

	CHEMICALS - 2.4%
4,700	Celanese Corp.	370,078
9,000	Innospec, Inc.	616,500
		986,578
	COMMERCIAL SERVICES - 1.4%
8,000	Deluxe Corp.	572,880

	COMPUTERS - 3.8%
25,000	Insight Enterprises, Inc. *	1,011,000
10,000	Leisdos Holdings, Inc.	511,400
		1,522,400
	DIVERSIFIED FINANCIAL SERVICES - 1.0%
10,000	Franklin Resources, Inc.	395,800

	ELECTRIC - 1.5%
7,500	IDACORP, Inc.	604,125

	ELECTRONICS - 3.6%
2,900	Arrow Electronics, Inc. *	206,770
27,000	Orbotech Ltd. *	902,070
2,900	Synnex Corp.	350,958
		1,459,798
	FOOD - 2.6%
3,000	Ingredion, Inc.	374,880
7,000	Sanderson Farms, Inc.	659,680
		1,034,560
	FOREST PRODUCTS & PAPER - 1.1%
5,000	Neenah Paper, Inc.	426,000

	GAS - 1.1%
18,500	CenterPoint Energy, Inc.	455,840

	HOME BUILDERS - 0.9%
10,000	Meritage Homes Corp. *	348,000

	HOME FURNISHINGS - 0.8%
4,500	American Woodmark Corp. *	338,625

	HOUSEHOLD PRODUCTS/WARES - 3.0%
21,000	ACCO Brands Corp. *	274,050
6,000	Avery Dennison Corp.	421,320
6,000	Helen of Troy Ltd. *	506,700
		1,202,070
	INSURANCE - 2.8%
8,000	American Financial Group, Inc.	704,960
6,600	Argo Group International Holdings Ltd.	434,940
		1,139,900

Schedule of Investments | Growth & Income
As of December 31, 2016 (Unaudited) (Continued)

Shares		Fair Value

	INVESTMENT COMPANIES - 1.0%
50,000	Prospect Capital Corp.	$417,500

	MINING - 2.8%
9,000	Agnico Eagle Mines Ltd.	378,000
10,000	Newmont Mining Corp.	340,700
21,000	Silver Wheaton Corp.	405,720
		1,124,420
	MISCELLANEOUS MANUFACTURER - 0.8%
15,000	American Outdoor Brands Corp. *	316,200

	OIL & GAS - 4.2%
6,000	Exxon Mobil Corp.	541,560
6,000	Tesoro Corp.	524,700
9,000	Valero Energy Corp.	614,880
		1,681,140
	OIL & GAS SERVICES - 1.8%
100,000	McDermott International, Inc. *	739,000

	PACKAGING & CONTAINERS - 0.4%
3,400	Crown Holdings, Inc. *	178,738

	PHARMACEUTICALS - 0.9%
15,000	Omega Protein Corp. *	375,750

	RETAIL - 2.1%
12,000	Foot Locker, Inc.	850,680

	SHIPBUILDING - 1.6%
3,500	Huntington Ingalls Industries, Inc.	644,665

	SOFTWARE - 1.8%
12,500	Ebix, Inc.	713,125

	TELECOMMUNICATIONS - 1.7%
100,000	Vonage Holdings Corp. *	685,000

	TOTAL COMMON STOCK (Cost $16,025,981)	19,497,785

	EXCHANGE TRADED FUNDS - 2.7%
30,000	iShares Gold Trust *	332,400
30,000	iShares Silver Trust *	453,300
2,700	SPDR Gold Shares *	295,947
	TOTAL EXCHANGE TRADED FUNDS (Cost $1,045,643)	1,081,647

	REITs - 4.1%
34,000	Brandywine Realty Trust	561,340
35,000	Chimera Investment Corp.	595,700
25,000	Government Properties Income Trust	476,625
	TOTAL REITs (Cost $1,650,791)	1,633,665

Schedule of Investments | Growth & Income
As of December 31, 2016 (Unaudited) (Continued)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	BONDS & NOTES - 43.4%
	CORPORATE BONDS - 1.2%
$250,000	ConocoPhillips Co.	3.350	11/15/2024	$248,987
250,000	Exxon Mobil Corp.	2.709	3/6/2025	243,632
	TOTAL CORPORATE BONDS (Cost $505,145)			492,619

	GOVERNMENT NOTES & BONDS - 38.7%
314,815	Federal Home Loan Banks	3.000	4/18/2031	311,237
2,000,000	United States Treasury Note	1.000	3/31/2017	2,002,548
2,000,000	United States Treasury Note	1.000	9/15/2017	2,003,320
2,000,000	United States Treasury Note	1.000	2/15/2018	2,001,055
1,750,000	United States Treasury Note	1.000	3/15/2018	1,751,128
1,000,000	United States Treasury Note	1.250	1/31/2019	1,000,723
1,000,000	United States Treasury Note	1.250	4/30/2019	999,531
1,500,000	United States Treasury Note	1.625	8/15/2022	1,463,115
2,000,000	United States Treasury Note	1.750	5/15/2023	1,948,320
1,000,000	United States Treasury Note	3.875	8/15/2040	1,148,515
1,000,000	United States Treasury Note	3.125	2/15/2042	1,015,020
	TOTAL GOVERNMENT NOTES & BONDS (Cost $15,559,441)			15,644,512

	TREASURY INFLATION PROTECTED SECURITIES (TIPS) - 3.5%
1,000,000	United States Treasury Note TIPS (Cost $1,395,685)	2.375	1/15/2027	1,405,448

	TOTAL BONDS & NOTES (Cost $17,460,271)			17,542,579

Shares
	MONEY MARKET FUND - 1.4%
556,636	Fidelity Institutional Money Market Funds - Government Portfolio, 0.39% (A) (Cost $556,636)	556,636

	TOTAL INVESTMENTS - 99.9% (Cost $36,739,322)(B)	$40,312,312
	OTHER ASSETS LESS LIABILITIES - NET - 0.1%	45,096
	NET ASSETS - 100.0%	$40,357,408

REITs - Real Estate Investment Trust.

*	Non-income producing securities.

(A)	Variable rate security; the rate shown represents the yield at December 31, 2016.

(B)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $36,738,774 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$3,867,437
Unrealized depreciation	(293,899)
Net unrealized appreciation	$3,573,538

SCHEDULE OF INVESTMENTS I The Timothy Plan
December 31, 2016 (Unaudited)

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

A Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the board of directors of the Underlying Funds. Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Trust utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Each Fund generally determines the total value of each class of its shares by using market prices for the securities comprising its portfolio. Equity securities, including common stock, ADRs, REITs, MLPs, ETFs and warrants are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor or Sub-Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. When market quotations are not readily available, when the Advisor or Sub-Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor or Sub-Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will generally be categorized as Level 3 securities.

Commodities (such as physical metal) are valued at the spot price at 4:00 p.m. E.S.T., as provided by an independent pricing source.

SCHEDULE OF INVESTMENTS I The Timothy Plan
December 31, 2016 (Unaudited) (Continued)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds, restricted corporate bonds, asset-backed securities, mortgage-backed securities, U.S. government securities, U.S. government agency securities and treasury inflation protected securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor or Sub-Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor or Sub-Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor or Sub-Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity) may be valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

The Board has delegated to the Advisor and/or Sub-Advisors responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Advisor or Sub-Advisor will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The Advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing.  The Board has adopted written policies and procedures to guide the Advisor and Sub-Advisors with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The following is a summary of the inputs used to value each Fund’s assets as of December 31, 2016:

Aggressive Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$21,130,239	$—	$—	$21,130,239
Master Limited Partnerships	314,544	—	—	314,544
REITS	162,888	—	—	162,888
Money Market Fund	249,466	—	—	249,466
Total	$21,857,137	$—	$—	$21,857,137

International Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$64,239,865	$—	$—	$64,239,865
Money Market Fund	7,830,000	—	—	7,830,000
Total	$72,069,865	$—	$—	$72,069,865

Large/Mid Cap Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$59,831,482	$—	$—	$59,831,482
Master Limited Partnerships	685,176	—	—	685,176
REITS	235,890	—	—	235,890
Money Market Fund	5,838,180	—	—	5,838,180
Total	$66,590,728	$—	$—	$66,590,728

SCHEDULE OF INVESTMENTS I The Timothy Plan
December 31, 2016 (Unaudited) (Continued)

Small Cap Value Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$102,368,758	$—	$—	$102,368,758
REITS	17,610,120	—	—	17,610,120
Money Market Fund	2,820,330	—	—	2,820,330
Total	$122,799,208	$—	$—	$122,799,208

Large/Mid Cap Value Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$165,329,772	$—	$—	$165,329,772
REITS	16,397,644	—	—	16,397,644
Money Market Fund	5,012,394	—	—	5,012,394
Total	$186,739,810	$—	$—	$186,739,810

Fixed Income Fund

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$23,762,000	$—	$23,762,000
Government Notes & Bonds	—	36,165,287	—	36,165,287
Government Mortage-Backed Securities	—	28,216,302	—	28,216,302
Money Market Fund	6,306,861	—	—	6,306,861
Total	$6,306,861	$88,143,589	$—	$94,450,450

High Yield Bond Fund

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$44,624,478	$—	$44,624,478
Money Market Fund	3,750,943	—	—	3,750,943
Total	$3,750,943	$44,624,478	$—	$48,375,421

Israel Common Values Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$19,538,610	$—	$—	$19,538,610
REITS	418,848	—	—	418,848
Money Market Fund	2,591,576	—	—	2,591,576
Total	$22,549,034	$—	$—	$22,549,034

Defensive Strategies Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$13,562,463	$—	$—	$13,562,463
Exchange Traded Funds	11,303,956	—	—	11,303,956
REITS	12,757,531	—	—	12,757,531
Corporate Bonds	—	1,354,345	—	1,354,345
Government Mortgage-Backed Securities	—	1,066,418	—	1,066,418
Treasury Inflation Protected Securities (TIPS)	—	21,727,944	—	21,727,944
Alternative Investments	8,681,814	—	—	8,681,814
Money Market Fund	904,232	—	—	904,232
Total	$47,209,996	$24,148,707	$—	$71,358,703

*	Reflects the fund’s investment in gold and silver.

SCHEDULE OF INVESTMENTS I The Timothy Plan
December 31, 2016 (Unaudited) (Continued)

Strategic Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$37,829,571	$—	$—	$37,829,571
Money Market Fund	1,449,552	—	—	1,449,552
Total	$39,279,123	$—	$—	$39,279,123

Conservative Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$52,480,364	$—	$—	$52,480,364
Money Market Fund	2,088,965	—	—	2,088,965
Total	$54,569,329	$—	$—	$54,569,329

Emerging Markets Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$7,838,194	$—	$—	$7,838,194
Preferred Stock	1,155,874	—	—	1,155,874
REITs	816,455	—	—	816,455
Money Market Fund	1,491,643	—	—	1,491,643
Total	$11,302,166	$—	$—	$11,302,166

Growth & Income Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$19,497,785	$—	$—	$19,497,785
Exchange Traded Funds	1,081,647	—	—	1,081,647
REITS	1,633,665	—	—	1,633,665
Corporate Bonds	—	492,619	—	492,619
Government Notes & Bonds	—	17,049,960	—	17,049,960
Money Market Fund	556,636	—	—	556,636
Total	$22,769,733	$17,542,579	$—	$40,312,312

The Funds did not hold any Level 3 securities during the period presented. There were transfers into Level 1 during the current period presented. It is the Trust’s policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Emerging Markets Fund

	Common Stock	Total
Transfer into Level 1 from Level 2	$30,986	$30,986

Transfer was due to the availability of pricing.

Item 2. Controls and Procedures.

(a)       The Registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)       There were no changes to the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Timothy Plan Funds

By

*/s/ Arthur D. Ally

Arthur D. Ally, President / Principal Executive Officer, Treasurer / Principal Financial Officer

Date 2/24/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Arthur D. Ally

Arthur D. Ally, President / Principal Executive Officer, Treasurer / Principal Financial Officer

Date 2/24/17